Licensing And Collaboration Agreements - Additional Information (Detail) ¥ in Thousands, $ in Thousands						1 Months Ended					9 Months Ended				12 Months Ended
	Sep. 03, 2020 USD ($)	Feb. 28, 2019 CNY (¥)	Jan. 01, 2018	Nov. 17, 2017 CNY (¥)	Nov. 17, 2017 USD ($)	Dec. 31, 2020 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Jan. 31, 2020 CNY (¥) shares	Jan. 31, 2020 USD ($) shares	Sep. 30, 2020 CNY (¥) shares	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Sep. 30, 2020 USD ($) shares	Jan. 17, 2020 shares	Nov. 04, 2019 CNY (¥) shares	Nov. 04, 2019 USD ($) shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense											¥ 698,461	$ 102,872	¥ 578,377
Issue of shares, Value											¥ 106						¥ 6						$ 16
Issue of shares | shares											153,543,910						8,363,719						153,543,910
Milestone revenue recognized | ¥													30,000
Licensing Agreement With CSPC Pharmaceutical Group Limited [Member] | CSPC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | ¥											¥ 15,000								¥ 15,000
Milestone payments | ¥											15,000
Advance from customers | ¥																			14,200
Proceeds from milestone achievement | ¥		¥ 800									15,000
Milestone revenue recognized | ¥																	¥ 30,000
Milestone income | ¥		¥ 800									15,000
Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments												0				$ 0
Revenue from collaborative arrangement, excluding assessed tax												$ 0		$ 0
Milestone revenue recognized																			17,200	$ 2,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments									¥ 690,300	$ 97,500
Licensing Agreement With ABL Bio [Member] | ABL Bio [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments									¥ 230,100	$ 32,500
Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥											¥ 26,000		6,300				12,200
Cost sharing ratio											50.00%	50.00%
Collaboration Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥																	8,000
Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee											¥ 132,700	$ 20,000
Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Reduction in milestone payment			50.00%
Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member] | GXI7 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments												2,000,000
Licensing Agreement with MorphoSy [Member] | MorphoSysAG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments				¥ 653,500	$ 98,500
Licensing Agreement with MacroGenics [Member] | MacroGenics [Member] | Development Milestone [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																		$ 75,000
Other In-Licensing Arrangements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments												400
Milestone payments due | ¥											8,200
Licensing Agreement among HDYM, I-Mab and Hangzhou HealSun Biopharm Co., Ltd [Member] | HealSun [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments income | ¥											51,000
Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member] | MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																				0	¥ 132,700	$ 20,000
Milestone payments																	55,700	8,000
Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member] | Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee												12,000
Milestone payments | ¥															¥ 152,600
Research and Development Expense [Member] | Licensing Agreement with MacroGenics [Member] | MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																		15,000
Operating Expense [Member] | Licensing Agreement With ABL Bio [Member] | ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense											150	20					1,400
Operating Expense [Member] | Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥											12,400		6,000
Operating Expense [Member] | Collaboration Agreements with Tracon Pharmaceuticals Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense											200	30	24,300	3,400			27,800	4,000
Other In Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																	8,400	1,200
Milestone payments											2,900	1,200
Milestone payments due											1,144,500	164,400					10,500	1,500
MorphoSysAG [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments							¥ 6,800	$ 1,000
MorphoSysAG [Member] | Research and Development Expense [Member] | Licensing Agreement with MorphoSys AG [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee																0			¥ 23,200	$ 3,500
Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development costs capitalised | ¥											1,400
Genexine Inc [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments												$ 525,000					3,482,700
Long-term Purchase Commitment, Period																			15 years	15 years
Genexine Inc [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development costs capitalised | ¥											900
Genexine Inc [Member] | Research and Development Expense [Member] | Licensing Agreement with Genexine Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | ¥											¥ 79,600
Milestone payments																		23,000
MacroGenics [Member] | Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Licensing Arrangements, Description of terms											The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.	The Group is responsible for all development costs in Greater China. MacroGenics is responsible for all development costs in the rest of the world, except that the Group is responsible for 20% of the costs incurred in (i) activities supporting global clinical trials in which the Group participates, (ii) certain CMC activities for material intended to be used in clinical trials in Greater China, and (iii) companion diagnostic development and validation for indications being studied in Greater China.
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee | ¥																	104,400
MacroGenics [Member] | Licensing Agreements [Member] | Research and Development Expense [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments																		60,000
Everest [Member] | Collaboration Agreement with Everest [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																	¥ 51,600	$ 7,600
Shares issued upon conversion | shares									6,078,571	6,078,571														6,078,571
Everest [Member] | Out Licensing Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Description of Payment Terms											Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.	Under the agreement, the Group is primarily responsible for carrying out the development, manufacture and supply of the CD38 product, as well as seeking regulatory approval of the CD38 product. Everest is primarily responsible for sharing the development costs of the CD38 product, including payments due to MorphoSys under the Licensing Agreement, dated November 30, 2017, in the proportion of 75% by Everest and 25% by the Group.
Sharing the profit and loss											(5.00%)												(5.00%)
Research and development expense																			¥ 178,700	$ 26,000
Issue of shares, Value																									¥ 258,100	$ 37,000
Issue of shares | shares																									4,762,751	4,762,751
Cumulative Paid In Contributions																										$ 33,700
Time cost of foregoing historical contribution																									¥ 23,000	$ 3,300
ABL Bio [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee									¥ 17,200	$ 2,500
ABL Bio [Member] | Licensing Agreement With ABL Bio [Member] | Sales Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone payments									¥ 460,200	$ 65,000
ABL Bio [Member] | Research and Development Expense [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense																200
ABL Bio [Member] | Operating Expense [Member] | Licensing Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense											¥ 300	$ 40	¥ 700	$ 100
Cost sharing ratio													50.00%	50.00%
ABL Bio [Member] | Operating Expense [Member] | Collaboration Agreement With ABL Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Research and development expense | ¥											¥ 39,600		¥ 6,600
KG Bio [Member] | Licensing Agreement with KG Bio [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestone income												340,000
AbbVie [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront License Fee	$ 180,000
Milestone payments	20,000
Proceeds from milestone achievement	1,740,000
Milestone income	1,740,000
Upfront payment received												$ 180,000
AbbVie [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Upfront payment received						$ 180,000
Milestone Payment Receivable						$ 20,000										$ 20,000
AbbVie [Member] | Clinical Milestones [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from milestone achievement	840,000
Milestone income	840,000
AbbVie [Member] | Minimum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential value of license agreement	500,000
AbbVie [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Potential value of license agreement	$ 1,000,000